Note 8 - Common Stock, Warrants and Preferred Stock (Details) - USD ($)			3 Months Ended		6 Months Ended
	Apr. 12, 2017	Mar. 31, 2017	Apr. 12, 2017	Mar. 31, 2017	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Initial Offering Period					On January 13, 2017, we initiated a $1,250,000 private placement offering of Units of the Company at a price of $0.25 per Unit, with an over-allotment option to increase the offering by up to 20%, solely to persons who qualify as accredited investors (the 'Offering'). The Offering was subsequently increased to total $2,000,000. Each Unit in the Offering consisted of one share of common stock of the Company and one common share purchase warrant (each a “Warrant”), with each Warrant exercisable to acquire an additional share of common stock of the Company at a price of $0.40 per share until the warrant expiration date of January 31, 2020. The Company may accelerate the warrant expiration date, if the price of the Company’s common stock closes at or above $0.90 for twenty consecutive trading days.
Common stock and warrant units			8,000,000
Price per unit			0.25
Warrants issued		16,155,006		6,155,000
Warrants issued		16,155,006		6,155,000
Weighted average exercise price of warrants outstanding		$ 0.31		$ 0.31	$ 0.31
Preferred Stock, Shares Authorized		10,000,000		10,000,000	10,000,000	10,000,000	10,000,000
Preferred Stock, Par Value		$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
PrivateOfferingAtEndOfPeriodMember
Common stock and warrant units				6,155,000
Price per unit				0.25
Common stock and warrant units, value				$ 1,538,750
PrivateOfferingSubsequentToEndOfPeriodMember
Common stock and warrant units	1,845,000
Price per unit	0.25
Common stock and warrant units, value	$ 461,250
Warrants issued with units	1,845,000
Investment Warrants, Exercise Price	$ 0.40
AggregateOfOfferingMember
Common stock and warrant units, value			$ 2,000,000